CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Share capital	Share premium	Translation reserves	Retained earnings
Balance at beginning of period at Dec. 31, 2024	$ 5,137	$ 10	$ 1,961	$ (226)	$ 3,392
Net profit	531				531
Other comprehensive income	16			16
Total comprehensive income	547			16	531
Transactions with owners:
Exercise of warrants	7		7
Purchase of treasury shares	(430)				(430)
Share-based compensation expenses	55				55
Share-based reduction	0		(64)		64
Withholding taxes on behalf of employees on net settled RSUs	(14)				(14)
Balance at end of period at Jun. 30, 2025	5,302	10	1,904	(210)	3,598
Balance at beginning of period at Dec. 31, 2025	5,847	10	1,920	(181)	4,098
Net profit	356				356
Other comprehensive income	(216)			(216)
Total comprehensive income	140			(216)	356
Transactions with owners:
Exercise of warrants	3		3
Purchase of treasury shares	(96)				(96)
Share-based compensation expenses	86				86
Withholding taxes on behalf of employees on net settled RSUs	(23)				(23)
Balance at end of period at Jun. 30, 2026	$ 5,957	$ 10	$ 1,923	$ (397)	$ 4,421